Non-Current Financial Assets - Additional Information (Detail)	Dec. 31, 2017 shares
Disclosure of non financial assets.
Number of shares outstanding	24,990,822
Liquidity contract [member]
Disclosure of non financial assets.
Number of treasury shares	4,939